Note 16 - Net Earnings Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shares issued and outstanding at beginning of period (in shares)	38,934,161	38,648,461
Weighted average number of shares: Issued during the period (in shares)	221,293	181,523
Weighted average number of shares used in computing basic earnings per share (in shares)	39,155,454	38,829,984
Assumed exercise of stock options acquired under the Treasury Stock Method (in shares)	639,161	477,870
Number of shares used in computing diluted earnings per share (in shares)	39,794,615	39,307,854